Balance Sheet Components - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 42,430	$ 49,042
Property, plant and equipment, net	16,805	26,278
Capital lease equipment	888	888
Less: accumulated depreciation	(381)	(203)
Capital lease equipment, net	507	685
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		2,340
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		3,142
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	32,688	30,082
Building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		4,194
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,905	5,581
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,479	1,431
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	360	759
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,357	1,343
Assets under construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	641	170
Less: accumulated depreciation and amortization	$ (25,625)	$ (22,764)